Accrued Expenses and Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other accounts payable
	December 31,
	2020	2019

Employees and payroll accruals	$28,562	$21,092
Accrued expenses	7,086	6,790
Government authorities	5,559	4,110
Other	639	627

	$41,846	$32,619